Schedule I Financial Statements of Cleco Holdings (Parent Company Only) - Condensed Balance Sheets (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 350,231	$ 116,292		$ 110,175
Other accounts receivable	29,485	35,731		27,196
Cash surrender value of trust-owned life insurance policies	75,411	86,096		80,391
Total current assets	847,151	638,075		564,962
Equity investment in subsidiaries	17,072	17,072		18,172	$ 18,172
Other deferred charges	37,394	39,668		37,701
Total assets	7,676,195	7,476,298		6,436,814	6,278,382
Current liabilities
Accounts payable	104,091	158,863		156,589
Accounts payable - affiliate	33,780	33,780		0
Interest accrued	41,731	19,001		15,828
Deferred compensation	9,371	12,115		10,753
Other current liabilities	45,699	44,683		30,536
Total current liabilities	663,040	511,339		379,050
Postretirement benefit obligations	283,830	283,075		249,264
Total liabilities	5,026,447	4,833,292		4,312,074
Commitments and contingencies (Note 6)
Member's equity
Member's equity	2,649,748	2,643,006	$ 2,530,062	2,124,740	$ 2,096,357	$ 2,046,763
Total liabilities and member's equity	$ 7,676,195	7,476,298		6,436,814
Cleco Holdings
Current assets
Cash and cash equivalents		15,008		76,938
Accounts receivable - affiliate		14,231		8,374
Other accounts receivable		2,650		2,755
Taxes receivable, net		6,726		7,046
Cash surrender value of trust-owned life insurance policies		68,523		59,894
Total current assets		107,138		155,007
Equity investment in subsidiaries		4,150,953		3,247,809
Accumulated deferred federal and state income taxes, net		127,655		101,015
Other deferred charges		1,831		4,532
Total assets		4,387,577		3,508,363
Current liabilities
Long-term debt due within one year		63,300		0
Accounts payable		1,448		1,322
Accounts payable - affiliate		47,184		18,047
Interest accrued		11,005		7,576
Deferred compensation		12,115		10,753
Other current liabilities		274		273
Total current liabilities		135,326		37,971
Postretirement benefit obligations		4,481		3,894
Long-term debt, net		1,604,764		1,341,758
Total liabilities		1,744,571		1,383,623
Member's equity
Member's equity		2,643,006		2,124,740
Total liabilities and member's equity		$ 4,387,577		$ 3,508,363